Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Non-current assets:
Property, plant and equipment	¥ 2,120,639	¥ 1,968,209
Goodwill	5,809,010	5,324,430
Intangible assets	3,419,348	3,631,560
Investments accounted for using the equity method	8,796	10,802
Other financial assets	439,941	351,124
Other non-current assets	77,010	70,282
Deferred tax assets	546,260	370,745
Total non-current assets	12,421,004	11,727,152
Current assets:
Inventories	1,396,620	1,217,349
Trade and other receivables	844,312	709,465
Other financial assets	41,888	20,476
Income taxes receivable	32,036	15,789
Other current assets	162,638	159,603
Cash and cash equivalents	595,054	385,113
Assets held for sale	17,955	13,397
Total current assets	3,090,503	2,521,192
Total assets	15,511,506	14,248,344
Non-current liabilities:
Bonds and loans	4,369,681	3,966,326
Other financial liabilities	571,248	550,900
Net defined benefit liabilities	143,683	135,429
Provisions	37,550	35,177
Other non-current liabilities	99,818	82,859
Deferred tax liabilities	26,804	35,153
Total non-current liabilities	5,248,784	4,805,844
Current liabilities:
Bonds and loans	512,157	548,939
Trade and other payables	491,345	475,541
Other financial liabilities	141,220	219,120
Income taxes payable	97,880	133,497
Provisions	998,501	533,140
Other current liabilities	590,152	596,283
Liabilities held for sale	818	0
Total current liabilities	2,832,074	2,506,521
Total liabilities	8,080,858	7,312,365
Equity:
Share capital	1,695,277	1,694,685
Share premium	1,776,352	1,775,713
Treasury shares	(49,128)	(74,815)
Retained earnings	712,381	1,187,586
Other components of equity	3,297,407	2,351,915
Other comprehensive income associated with assets held for sale	(2,848)	0
Equity attributable to owners of the Company	7,429,441	6,935,084
Non-controlling interests	1,208	895
Total equity	7,430,649	6,935,979
Total liabilities and equity	¥ 15,511,506	¥ 14,248,344